BMW Vehicle Lease Trust 2009-1

Collection Period Ending:	12/31/09
Previous Payment Date:	12/15/09
Current Payment Date:	01/15/10		Accrued Interest Days (30/360):		30
			Accrued Interest Days (act/360):		31

Balances

	Initial	Beginning of Period	End of Period
Securitization Value	2,631,580,519.24	2,360,049,619.40	2,314,124,021.77
Aggregate Discounted ALG Residual Value	1,581,688,931.12	1,636,533,882.06	1,635,310,041.22
Reserve Fund	13,157,902.60	13,157,902.60	13,157,902.60

Notes
Class A-1 Notes	347,000,000.00	421,966.35	-
Class A-2 Notes	600,000,000.00	600,000,000.00	550,597,281.57
Class A-3 Notes	933,000,000.00	933,000,000.00	933,000,000.00
Class A-4 Notes	120,000,000.00	120,000,000.00	120,000,000.00
	2,000,000,000.00	1,653,421,966.35	1,603,597,281.57

Overcollateralization	631,580,519.24		$ 710,526,740.19

Current Collection Period

Beginning Securitization Value	2,360,049,619.40
Principal Reduction Amount	45,925,597.63
Ending Securitization Value	2,314,124,021.77

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)	1,653,421,966.35
Aggregate Securitization Value (End of Period)	2,314,124,021.77
First Priority Principal Distribution Amount	-

Targeted Note Balance	1,603,597,281.57
Target Overcollateralization Amount	710,526,740.19
Target Overcollateralization Percentage	27.00%

Determination of Available Funds
Collections
Monthly Payments (net of Daily Advance Reimbursements)	47,897,245.39
Reallocation Payments	0.00
Sale Proceeds	3,138,741.49
Termination Proceeds	10,364,427.82
Recovery Proceeds	201,958.54
Total Collections	61,602,373.24
Advances
Monthly Payment Advance	4,230,341.79
Sales Proceeds Advance	0.00
Total Advances	4,230,341.79
Optional Purchase Price	0.00
Net Investment Earnings on SUBI Collection Account	4,924.35
Total Available Funds	65,837,639.38

Collection Account

Total Available Funds	65,837,639.38
Withdrawals from SUBI Collection Account
Payment Date Advance Reimbursement	3,708,860.32
Servicing Fees	1,966,708.02
Note Distribution Account (Interest Due)	3,648,812.82
Note Distribution Account (First Priority Principal Distribution Amount)	0.00
Reserve Fund Deposit	0.00
Note Distribution Account (Regular Principal Distribution Amount)	49,824,684.78
Trustee Fees and Expenses not paid by Servicer	0.00
Certificate Distribution Account (any remaining payments)	0.00
Total Distributions from SUBI Collection Account	59,149,065.93

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advances	$ 4,384,213.87
Current Period Monthly Payment Advance	4,230,341.79
Current Period Sales Proceeds Advance	-
Current Reimbursement of Previous Servicer Advance	3,708,860.32
Ending Period Unreimbursed Previous Servicer Advances	$ 4,905,695.34

Note Distribution Account

Amount Deposited from the Collection Account	53,473,497.59
Amount Deposited from the Reserve Fund	0.00
Amount Paid to Noteholders	53,473,497.59

Distributions

Priority Principal
Aggregate Outstanding Note Principal	1,653,421,966.35

Monthly Principal Distributable Amount	First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Factor
Class A-1 Notes	-	421,966.35	421,966.35	-		-
Class A-2 Notes	-	49,402,718.43	49,402,718.43	550,597,281.57	82	0.92
Class A-3 Notes	-	-	-	933,000,000.00	-	1.00
Class A-4 Notes	-	-	-	120,000,000.00	-	1.00
	-	49,824,684.78	49,824,684.78	1,603,597,281.57

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000
Class A-1 Notes			0.79210%	287.82	0.00
Class A-2 Notes			2.04000%	1,020,000.00	1.70
Class A-3 Notes			2.91000%	2,262,525.00	2.43
Class A-4 Notes			3.66000%	366,000.00	3.05
				3,648,812.82
Carryover Shortfalls

	Prior Period Carryover	Current Payment	Current Period Carryover
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Reserve Fund

Beginning Period Required Amount	13,157,902.60
Beginning Period Amount	13,157,902.60
Current Period Deposit	-
Net Investment Earnings	1,330.73
Reserve Fund Draw Amount	1,330.73
Release to Cerfiticate Holder	-
Ending Period Required Amount	13,157,902.60
Ending Period Amount	13,157,902.60

Pool Characteristics
	Initial	End of Period
Number of Specified Leases	70,854	68,815
Weighted Average Remaining Term	24.49	16.79
Weighted Average Original Term	34.06	34.10
Weighted Average Seasoning	9.57	17.32

	Units	Securitization Value
Early Terminations	217	7,950,489.52
Scheduled Terminations	240	8,379,040.75

	Beginning	Current Period	Cumulative Dollar	Cumulative Percent
Credit Losses	2,149,197.65	$ 765,435.53	2,914,633.17	0.11%

Residual Value Losses / (Gains)	Beginning	Current Period	Cumulative
Sales and Termination Proceeds	30,414,541.11	10,754,285.65	41,168,826.76
ALG Residual Values	25,845,744.07	9,373,593.75	35,219,337.82
Residual Value Loss / (Gain)	(4,568,797.04)	(1,380,691.90)	(5,949,488.94)

Delinquencies	Units	Securitization Value	Percentage
31-60 Days Delinquent	523	18,703,931.58	0.81%
61-90 Days Delinquent	111	4,245,881.24	0.18%
Over 90 Days Delinquent	47	1,980,391.04	0.09%
Total 30+ Day Delinquent	681	24,930,203.85	1.08%